Organization - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Basket	Dec. 31, 2012
Organization [Line Items]
General shares, shares issued	40	40
Number of shares issued per Basket	200,000
Fund offered common units to authorized participants in number of basket	1
PowerShares DB Silver Fund [Member]
Organization [Line Items]
Partners' capital contribution	$ 1,000
General shares, shares issued	40
Number of series of trusts	7